RELATED PARTY TRANSACTION: TREPPEL NOTE PAYABLE (Details Textual) (USD $)	9 Months Ended
Dec. 31, 2013
Debt Conversion, Original Debt, Amount	$ 1,000
Treppel Note [Member]
Debt Instrument, Issuance Date	Nov. 21, 2013
Debt Instrument, Issuer	Jerry Treppel
Debt Instrument, Convertible, Type of Equity Security	Common Stock
Debt Instrument Convertible Number Of Equity Instruments For Each 1000 Of Principal Amount	10,101
Debt Conversion, Original Debt, Amount	$ 1,000